Intangible Assets - Change in Carrying Value of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 70,100
Amortization	13,722	$ 15,653	$ 15,783
Ending balance	65,141	70,100
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	341,207	345,754
Additions	7,544	6,948
Translation adjustments	6,572	(11,495)
Ending balance	355,323	341,207	345,754
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	271,107	265,566
Amortization	13,722	15,653
Translation adjustments	5,353	(10,112)
Ending balance	290,182	271,107	265,566
Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,121
Ending balance		1,121
Customer contracts [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	155,214	161,948
Translation adjustments	2,800	(6,734)
Ending balance	158,014	155,214	161,948
Customer contracts [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	154,093	158,374
Amortization	1,123	2,436
Translation adjustments	2,798	(6,717)
Ending balance	158,014	154,093	158,374
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	48,462
Ending balance	44,883	48,462
Customer relationships [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	120,427	121,637
Translation adjustments	1,195	(1,210)
Ending balance	121,622	120,427	121,637
Customer relationships [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	71,965	69,388
Amortization	3,631	3,658
Translation adjustments	1,143	(1,081)
Ending balance	76,739	71,965	69,388
Intellectual property rights [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,068	4,283
Translation adjustments	443	(215)
Ending balance	4,511	4,068	4,283
Intellectual property rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,068	4,232
Amortization		51
Translation adjustments	443	(215)
Ending balance	4,511	4,068	4,232
Trade names [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	638	647
Translation adjustments	3	(9)
Ending balance	641	638	647
Trade names [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	638	501
Amortization		145
Translation adjustments	3	(8)
Ending balance	641	638	501
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,510
Ending balance	2,757	3,510
Technology [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,950	6,052
Translation adjustments	37	(102)
Ending balance	5,987	5,950	6,052
Technology [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,440	1,717
Amortization	765	774
Translation adjustments	25	(51)
Ending balance	3,230	2,440	1,717
Leasehold benefits [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Leasehold benefits [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Covenant not-to-compete [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,586
Ending balance		1,586
Covenant not-to-compete [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,060	9,289
Translation adjustments	101	(229)
Ending balance	9,161	9,060	9,289
Covenant not-to-compete [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,474	5,447
Amortization	1,587	2,230
Translation adjustments	100	(203)
Ending balance	9,161	7,474	5,447
Service mark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400
Ending balance	400	400
Service mark [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400	400
Ending balance	400	400	400
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,021
Ending balance	17,101	15,021
Software [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	43,615	39,663
Additions	7,544	6,948
Translation adjustments	1,993	(2,996)
Ending balance	53,152	43,615	39,663
Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28,594	24,072
Amortization	6,616	6,359
Translation adjustments	841	(1,837)
Ending balance	$ 36,051	$ 28,594	$ 24,072